Goodwill and Other Intangibles - Other Intangible Assets and Related Accumulated Amortization (Detail) (USD $) In Millions, unless otherwise specified	12 Months Ended
	Dec. 31, 2014	Dec. 31, 2013
Schedule Of Indefinite And Finite Lived Intangible Assets [Line Items]
Other intangible assets subject to amortization, Gross	$ 1,986	$ 1,757
Other intangible assets subject to amortization, Accumulated Amortization	1,412	1,219
Other intangible assets subject to amortization, Net	574	538
Total other intangible assets, Gross	2,262	2,029
Total other intangible assets, Net	850	810
Minimum [Member]
Schedule Of Indefinite And Finite Lived Intangible Assets [Line Items]
Other intangible assets subject to amortization, Weighted Average Life	5 years
Maximum [Member]
Schedule Of Indefinite And Finite Lived Intangible Assets [Line Items]
Other intangible assets subject to amortization, Weighted Average Life	25 years
Trademarks[Member]
Schedule Of Indefinite And Finite Lived Intangible Assets [Line Items]
Other intangible assets not subject to amortization	276	272
Dealer Networks [Member]
Schedule Of Indefinite And Finite Lived Intangible Assets [Line Items]
Other intangible assets subject to amortization, Gross	285	252
Other intangible assets subject to amortization, Accumulated Amortization	131	122
Other intangible assets subject to amortization, Net	154	130
Other intangible assets subject to amortization, Weighted Average Life	15 years
Patents, concessions and licenses and other [Member]
Schedule Of Indefinite And Finite Lived Intangible Assets [Line Items]
Other intangible assets subject to amortization, Gross	1,701	1,505
Other intangible assets subject to amortization, Accumulated Amortization	1,281	1,097
Other intangible assets subject to amortization, Net	$ 420	$ 408
Patents, concessions and licenses and other [Member] | Minimum [Member]
Schedule Of Indefinite And Finite Lived Intangible Assets [Line Items]
Other intangible assets subject to amortization, Weighted Average Life	5 years
Patents, concessions and licenses and other [Member] | Maximum [Member]
Schedule Of Indefinite And Finite Lived Intangible Assets [Line Items]
Other intangible assets subject to amortization, Weighted Average Life	25 years